Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents:	$ 234,160	$ 878,653
Prepaid expenses		168,527
Other current assets		350
Prepaid expenses and other current assets	222,896	168,877
Total Current Assets	457,056	1,047,530
Investments held in Trust Account	115,007,460	115,020,078
Total Assets	115,464,516	116,067,608
Current liabilities:
Accounts payable	25,052	11,658
Franchise tax payable	68,743	78,192
Other accrued liabilities	70,000	70,000
Total Current Liabilities	163,795	159,850
Deferred underwriting commissions in connection with initial public offering	4,025,000	4,025,000
Warrant liabilities	9,486,332	9,040,670
Total Liabilities	13,675,127	13,225,520
Commitment and Contingencies
Common Stock Shares Subject To Possible Redemption	96,789,380	97,842,080
Stockholders’ Equity:
Preferred Stock Value
Additional paid-in capital	10,275,771	9,223,081
Accumulated deficit	(5,276,232)	(4,223,533)
Total Stockholders’ Equity	5,000,009	5,000,008
Total Liabilities and Stockholders’ Equity	115,464,516	116,067,608
Ambulnz, Inc.
Current assets:
Cash and cash equivalents:	33,146,205	32,418,220		$ 47,739,610
Account receivable, net	41,062,157	24,854,957		10,162,569
Prepaid expenses and other current assets	3,503,885	1,150,491		1,241,155
Total Current Assets	77,712,247	58,423,668		59,143,334
Property and equipment, net	10,416,646	9,105,597		6,378,706
Intangibles, net	10,817,765	10,674,106		9,970,576
Goodwill	6,610,557	6,610,557		6,307,440
Restricted cash	3,717,727	2,039,053		4,028,125
Operating lease right-of-use assets	4,628,913	4,997,407		5,147,005
Finance lease right-of-use assets	7,819,951	7,001,644		8,886,378
Other assets	1,410,978	1,320,331		1,102,232
Total Assets	123,134,784	100,172,363		100,963,796
Current liabilities:
Accounts payable	6,745,174	3,954,123		947,938
Total Current Liabilities	46,681,415	23,495,675		9,731,653
Total Liabilities	56,887,520	33,225,322		21,600,962
Accumulated other comprehensive loss	54,114	(48,539)		(244,884)
Total stockholders’ equity attributable to Ambulnz, Inc. and Subsidiaries	52,537,448	54,997,841		68,474,368
Commitment and Contingencies
Stockholders’ Equity:
Additional paid-in capital	143,108,386	142,346,852		141,659,780
Accumulated deficit	(90,625,052)	(87,300,472)		(72,940,528)
Total Stockholders’ Equity	66,247,264	66,947,041		79,362,834
Total Liabilities and Stockholders’ Equity	123,134,784	100,172,363		100,963,796
Accrued liabilities	26,476,072	14,254,438		4,587,787
Line of credit	8,000,000
Notes payable, current	431,134	664,357		564,910
Due to seller	1,069,026	1,125,522		529,205
Operating lease liability, current	1,572,510	1,620,470		1,252,727
Finance lease liability, current	2,387,499	1,876,765		1,849,086
Notes payable, non-current	742,461	594,494		751,498
Operating lease liability, non-current	3,334,896	3,638,254		4,141,190
Finance lease liability, non-current	6,128,748	5,496,899		6,976,621
Noncontrolling interest	13,709,816	11,949,200		10,888,466
Class A Common Stock
Stockholders’ Equity:
Common Stock Value	182	172
Class A Common Stock | Ambulnz, Inc.
Stockholders’ Equity:
Common Stock Value
Class B Common Stock
Stockholders’ Equity:
Common Stock Value	288	288	[1],[2]
Class B Common Stock | Ambulnz, Inc.
Stockholders’ Equity:
Common Stock Value
Series A Preferred Stock | Ambulnz, Inc.
Stockholders’ Equity:
Preferred Stock Value

[1]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).
[2]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).